Other Current Assets - Narrative (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange forward contracts	$ 0				$ 7,000
Foreign Exchange Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange forward contracts					7,000
Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Conversion amount				CAD 6,974	6,000,000
Foreign exchange forward contracts					$ 7,000
Foreign exchange loss	$ 0	$ 368,000	$ 489,000
Minimum | Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exchange rate				1.1618	1.1618
Maximum | Not Designated as Hedging Instrument | Foreign Exchange Forward Contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exchange rate				1.1630	1.1630